Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
(5)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise the following at June 30:

	2014	2013
Income tax receivables	$6,786	9,508
Bond trade settlement receivable	4,163	—
Value added and other non-income tax receivables	3,376	3,847
Other	11,934	12,835
Total	$26,259	26,190